11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
May 5, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK 0000896435
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Series I and Series II shares, as applicable, of:
Invesco Oppenheimer V.I. International Growth Fund, Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Conservative Balanced Fund, Invesco V.I. Core Bond Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Core Plus Bond Fund, Invesco V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Global Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Global Strategic Income Fund, Invesco V.I. Government Money Market Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. Health Care Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Main Street Small Cap Fund®, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund and Invesco V.I. U.S. Government Money Portfolio
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 83 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4208 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel